Condensed Schedule of Investments (Futures And Forward Currency Contracts) - Millburn Multi-Markets Trading L.P. [Member] - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Investment Holdings [Line Items]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	3.62%	(0.06%)
Net Unrealized Appreciation (Depreciation)	$ 20,058,233	$ (387,941)
Energies [Member] | Long Contracts [Member]
Investment Holdings [Line Items]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	0.15%	0.16%
Net Unrealized Appreciation (Depreciation)	$ 819,755	$ 1,041,056
Energies [Member] | Short Contracts [Member]
Investment Holdings [Line Items]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	0.11%	0.07%
Net Unrealized Appreciation (Depreciation)	$ 591,490	$ 447,160
Grains [Member] | Long Contracts [Member]
Investment Holdings [Line Items]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	0.60%	0.02%
Net Unrealized Appreciation (Depreciation)	$ 3,317,996	$ 97,048
Grains [Member] | Short Contracts [Member]
Investment Holdings [Line Items]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	(0.06%)	(0.17%)
Net Unrealized Appreciation (Depreciation)	$ (347,625)	$ (1,053,425)
Second Year U S Treasury Note [Member] | Long Contracts [Member]
Investment Holdings [Line Items]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	0.00%	0.00%
Net Unrealized Appreciation (Depreciation)	$ 12,742	$ 11,242
Five Year U S Treasury Note [Member] | Long Contracts [Member]
Investment Holdings [Line Items]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	0.04%	0.00%
Net Unrealized Appreciation (Depreciation)	$ 227,326	$ 1,312
Ten Year U.S. Treasury Note [Member] | Long Contracts [Member]
Investment Holdings [Line Items]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	0.04%
Net Unrealized Appreciation (Depreciation)	$ 201,234
Ten Year U.S. Treasury Note [Member] | Short Contracts [Member]
Investment Holdings [Line Items]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital		0.00%
Net Unrealized Appreciation (Depreciation)		$ 15,234
Thirty Year U.S. Treasury Note [Member] | Long Contracts [Member]
Investment Holdings [Line Items]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	0.02%
Net Unrealized Appreciation (Depreciation)	$ 85,906
Other interest rates [Member] | Long Contracts [Member]
Investment Holdings [Line Items]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	0.28%	0.04%
Net Unrealized Appreciation (Depreciation)	$ 1,560,583	$ (274,802)
Other interest rates [Member] | Short Contracts [Member]
Investment Holdings [Line Items]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital		0.35%
Net Unrealized Appreciation (Depreciation)		$ 2,235,084
Interest Rates [Member] | Long Contracts [Member]
Investment Holdings [Line Items]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	0.38%	0.04%
Net Unrealized Appreciation (Depreciation)	$ 2,087,791	$ (262,248)
Interest Rates [Member] | Short Contracts [Member]
Investment Holdings [Line Items]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	0.00%	0.35%
Net Unrealized Appreciation (Depreciation)	$ (25,918)	$ 2,250,318
Metals [Member] | Long Contracts [Member]
Investment Holdings [Line Items]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	1.13%	0.30%
Net Unrealized Appreciation (Depreciation)	$ 6,253,013	$ 1,850,831
Metals [Member] | Short Contracts [Member]
Investment Holdings [Line Items]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	(0.22%)	(0.07%)
Net Unrealized Appreciation (Depreciation)	$ (1,137,354)	$ (432,195)
Softs [Member] | Long Contracts [Member]
Investment Holdings [Line Items]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	0.06%	1.00%
Net Unrealized Appreciation (Depreciation)	$ 345,995	$ 78,535
Softs [Member] | Short Contracts [Member]
Investment Holdings [Line Items]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	(0.02%)	(0.01%)
Net Unrealized Appreciation (Depreciation)	$ (115,670)	$ (90,206)
Stock Indices [Member] | Long Contracts [Member]
Investment Holdings [Line Items]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	0.82%	0.05%
Net Unrealized Appreciation (Depreciation)	$ 4,567,677	$ 334,857
Stock Indices [Member] | Short Contracts [Member]
Investment Holdings [Line Items]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	0.14%	0.19%
Net Unrealized Appreciation (Depreciation)	$ 773,085	$ 1,169,317
Futures Contracts [Member]
Investment Holdings [Line Items]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	3.09%	0.86%
Net Unrealized Appreciation (Depreciation)	$ 17,117,475	$ 5,430,488
Futures Contracts [Member] | Long Contracts [Member]
Investment Holdings [Line Items]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	3.14%	0.50%
Net Unrealized Appreciation (Depreciation)	$ 17,392,227	$ 3,139,519
Futures Contracts [Member] | Short Contracts [Member]
Investment Holdings [Line Items]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	(0.05%)	0.36%
Net Unrealized Appreciation (Depreciation)	$ (274,752)	$ 2,290,969
Livestock [Member] | Long Contracts [Member]
Investment Holdings [Line Items]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital		0.00%
Net Unrealized Appreciation (Depreciation)		$ (560)
Livestock [Member] | Short Contracts [Member]
Investment Holdings [Line Items]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	0.00%
Net Unrealized Appreciation (Depreciation)	$ (12,760)
Total long forward currency contracts [Member]
Investment Holdings [Line Items]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	0.53%	0.92%
Net Unrealized Appreciation (Depreciation)	$ 2,940,758	$ (5,818,429)
Total long forward currency contracts [Member] | Long Contracts [Member]
Investment Holdings [Line Items]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	2.02%	2.22%
Net Unrealized Appreciation (Depreciation)	$ 11,186,702	$ 13,991,397
Total long forward currency contracts [Member] | Short Contracts [Member]
Investment Holdings [Line Items]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	(1.49%)	(3.14%)
Net Unrealized Appreciation (Depreciation)	$ (8,245,944)	$ (19,809,826)